Auditors' Remuneration (Details) - Schedule of auditors' remuneration for each of the years indicated, the fees billed by Grant Thornton Audit Pty Ltd - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Auditors Remuneration For Each Of The Years Indicated The Fees Billed By Grant Thornton Audit Pty Ltd Abstract
Audit and review of financial statements	[1]	$ 173,631	$ 179,742
Total		$ 173,631	$ 179,742

[1]	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.